Consolidated Statement of Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Revenue	€ 23,735	€ 2,010	€ 6,314
Other income - net	1,515	205	145
Research and development expenses	(35,148)	(21,489)	(30,180)
General and administrative expenses	(9,638)	(7,986)	(8,323)
Operating loss	(19,536)	(27,260)	(32,044)
Finance income / (costs) - net	60	(2,983)	(230)
Loss before tax	(19,476)	(30,243)	(32,274)
Income taxes	(1)	20	58
Loss for the period	(19,477)	(30,223)	(32,216)
Other comprehensive income Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(4,731)
Other comprehensive income	(4,731)
Total comprehensive loss	€ (24,208)	€ (30,223)	€ (32,216)
Loss per share in per share (undiluted = diluted)	€ (0.32)	€ (0.69)	€ (0.97)
Weighted number of common shares outstanding	60,514,407	43,746,073	33,259,505